Schedule of Future Minimum Lease Payments (Details) - Boost Run Holdings LLC [Member] - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Operating Leases
Operating lease 2025	$ 1,211	$ 1,153
Operating lease 2026	4,838	1,235
Operating lease 2027	4,294	691
Operating lease total future minimum lease payments	11,194	3,079
Operating lease less: imputed interest	(782)	(264)
Operating lease total	10,412	2,815
Finance Leases
Finance lease 2025	3,567	817
Finance lease 2026	14,268	817
Finance lease 2027	18,323	731
Finance lease total future minimum lease payments	36,158	2,365
Finance lease less: imputed interest	(2,722)	(338)
Finance lease total	33,436	$ 2,027
Operating lease 2028	851
Finance lease 2028
Operating lease 2029
Finance lease 2029
Operating lease Thereafter
Finance lease Thereafter